Loans Payable (Tables)	12 Months Ended
Dec. 31, 2020
Debt instruments held [abstract]
Schedule of Loans Payable
	December 31	December 31
	2020	2019
Beginning balance	$1,360	$–
Loans provided during the year	183	2,317
Accrued interest	9	14
Repayment of loans	(1,364)	–
Loans transferred to payables to related parties (note 9)	(188)	(971)
Ending balance	$–	$1,360